Premises, Furniture, and Equipment (Schedule Of Capital Leased Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital Leases	$ 2,442	$ 2,442
Less: Accumulated Depreciation	(344)	(223)
Total	$ 2,098	$ 2,219